Equipment, Net (Tables) 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Equipment, Net
Equipment consists of the following:

	June 30, 2026	December 31, 2025
Athletic competition equipment - portable	$5,250,839	$—
Capitalized software	2,255,383	—
Fitness equipment	289,147	198,468
Computer equipment	84,245	48,045
Furniture & fixtures	9,400	—
Construction in process	—	196,667

Total equipment	7,889,014	443,180
Less: Accumulated depreciation and amortization	(95,244)	(9,376)

Total equipment, net	$7,793,770	$433,804

Property and equipment consist of the following:

	December 31, 2025	December 31, 2024
Computer equipment	$48,045	$3,957
Fitness equipment	198,468	—
Construction in process	196,667	—

Total property and equipment	443,180	3,957
Less: Accumulated depreciation and amortization	(9,376)	(823)

Total property and equipment, net	$433,804	$3,134